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Capital Emerging Markets Total Opportunities Fund
6455 Irvine Center Drive
Irvine, CA 92618

January 7, 2013

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U.S. Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:	Capital Emerging Markets Total Opportunities Fund
File Nos. 333-176635 and 811-22605

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 31, 2012 of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor
Courtney R. Taylor
Secretary